Comparative Figures	12 Months Ended
Dec. 31, 2018
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Comparative Figures

37. Comparative Figures

Certain comparative figures have been reclassified to conform to the presentation adopted for the current period, including a $13.6 reclassification for end of employment benefit plans from provisions to net employee defined benefit liability.